Share Based Compensation	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Share Based Compensation
Share Based Compensation

Employee Stock Option Plan
The Company has an incentive stock option plan that permits it to grant options to acquire common shares to its directors, officers, employees and others. The maximum number of common shares which may be reserved for issuance under the stock option plan cannot exceed 10% of the issued and outstanding common shares of the Company on a non-diluted basis (which maximum number is inclusive of any common shares reserved for issuance pursuant to the Company’s LTIP (as defined below)). The exercise price at which any option may be exercised to acquire a common share of the Company must be not less than the lesser of (i) the closing trading price of the common shares on the date of grant and (ii) the volume-weighted average price of the common shares on the TSX for the five trading days immediately preceding the date of grant.
As at December 31, 2017, 607,951 stock options (2016 – 728,266) were available for grant under the stock option plan. During the three months ended March 31, 2017, the Company reallocated 700,000 of its share reserve from the stock option plan to the LTIP.
Information with respect to stock option transactions for the year ended December 31, 2017 and December 31, 2016 is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Balance, January 1, 2016	2,403,985	$37.07
Granted during the year	185,000	21.02
Forfeited during the year	(241,800)	39.00
Cancelled during the year	(200,000)	67.90
Exercised during the year	(12,500)	10.32
Balance, December 31, 2016	2,134,685	$32.73

Weighted-average exercise price of options exerciseable as at December 31, 2016		$23.79

Balance, January 1, 2017	2,134,685	$32.73
Forfeited during the year	(360,500)	38.03
Cancelled during the year	(219,185)	20.21
Balance, December 31, 2017	1,555,000	$33.27

Weighted-average exercise price of options exerciseable as at December 31, 2017		$27.84

All the stock options issued have different vesting terms ranging from immediate vesting to vesting over a period of 3 years. Contract terms of options issued range and have a life of 7-10 years.
For the year ended December 31, 2017, the total compensation charged against income with respect to all stock options granted was $4,280 (2016 – $20,268; 2015 - $9,688).

As at December 31, 2017 outstanding stock options were as follows:

Year of Expiry	Exercise Price	Number of Stock Options	Exercisable
2022	35.66	881,000	587,333
2023	2.02 - 26.43	277,500	167,500
2024	5.88 - 31.50	221,500	221,500
2025	32.99 - 78.36	175,000	121,665
		1,555,000	1,097,998

Long-Term Incentive Plan
The Company has a long-term incentive plan (“LTIP”). Under the terms of the LTIP, the Board of Directors may grant units (“Units”), which may be either RSUs or DSUs to officers, directors, employees or consultants of the Company. Each Unit represents the right to receive one common share in accordance with the terms of the LTIP.
During the year ended December 31, 2017 the Company authorized for issuance under the LTIP a total of 1,471,047 RSUs with market prices between $1.46 and $1.89 with vesting terms over 3 years.
For the year ended December 31, 2017, the Company recorded share based compensation expense of $4,434 (2016 - $10,485; 2015 - $6,510) related to the RSUs and DSUs accounted for on the basis that they will be equity-settled, with a corresponding credit to shareholders’ equity. The compensation expense recorded during the year ended December 31, 2017 and 2016 includes the impact of the accelerated vesting of RSUs held by a former officer of the Company.

Certain performance based RSUs are subject to non-market based performance conditions. As at December 31, 2017 the Company assessed the actual and forecasted performance underlying these outstanding performance based RSUs, and based on that assessment, no vesting or expense has been recorded with respect to these performance based RSUs during the year.

The Company’s outstanding RSUs are as follows:

Number of RSUs
Balance, January 1, 2016	220,162
Issued during the year	2,204,899
Cancelled during the year	(1,022,117)
Vested during the year	(138,782)
Balance, December 31, 2016	1,264,162

Balance, January 1, 2017	1,264,162
Issued during the year	1,471,047
Cancelled during the year	(166,448)
Vested during the year	(194,364)
Balance, December 31, 2017	2,374,397